ONEOK PARTNERS ACQUISITION (Notes)	3 Months Ended
Mar. 31, 2017
Business Acquisition [Line Items]
Mergers, Acquisitions and Dispositions Disclosures1 [Text Block]
ACQUISITION OF ONEOK PARTNERS

On January 31, 2017, we and ONEOK Partners entered into the Merger Agreement pursuant to which we will acquire all of ONEOK Partners’ outstanding common units representing limited partner interests in ONEOK Partners not already directly or indirectly owned by us in an all stock-for-unit transaction at a ratio of 0.985 of a share of ONEOK common stock per common unit of ONEOK Partners, in a taxable transaction to ONEOK Partners’ common unitholders. Following completion of the Merger Transaction, all of ONEOK Partners’ outstanding common units will be directly or indirectly owned by us and will no longer be publicly traded. All of our and ONEOK Partners’ outstanding debt is expected to remain outstanding. We, ONEOK Partners and the Intermediate Partnership expect to issue, to the extent not already in place, guarantees of the indebtedness of ONEOK and ONEOK Partners.

A Special Committee of our Board of Directors, the Conflicts Committee of the Board of Directors of the general partner of ONEOK Partners and the Board of Directors of the general partner of ONEOK Partners each unanimously approved the Merger Agreement. Subject to customary approvals and conditions, the Merger Transaction is expected to close late in the second quarter or early in the third quarter of 2017. The Merger Transaction is subject to the approval of ONEOK Partners’ common unitholders and the approval by our shareholders of the issuance of ONEOK common shares in the Merger Transaction.

The Merger Agreement contains certain termination rights, including the right for either us or ONEOK Partners, as applicable, to terminate the Merger Agreement if the closing of the transactions contemplated by the Merger Agreement has not occurred on or before September 30, 2017. In the event of termination of the Merger Agreement under certain circumstances, we may be required to pay ONEOK Partners a termination fee in the form of a temporary reduction in incentive distributions (up to, in certain instances, $300 million) and, under other certain circumstances, ONEOK Partners may be required to pay us a termination fee (up to, in certain instances, $300 million in cash).

If the Merger Transaction closes, the expected changes in our ownership interest in ONEOK Partners will be accounted for as an equity transaction pursuant to ASC 810 as we expect to continue to control ONEOK Partners, and no gain or loss will be recognized in our consolidated statements of income resulting from the Merger Transaction. In addition, the tax effects of the Merger Transaction will be reported as adjustments to other assets, deferred income taxes and additional paid-in capital consistent with ASC 740, Income Taxes (ASC 740).